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                        The Prudential Series Fund, Inc.

             Supplement dated September 19, 2002 to Prospectus and Statement of Additional Information, dated May 1, 2002
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                          SP AIM Core Equity Portfolio

   The following supplements the sections of the prospectus entitled 'Investment Objectives and Principal Strategies,' and 'How the Portfolios Invest--Investment Objectives and Policies:'

   The Portfolio's investment objective is growth of capital. The Portfolio's secondary objective of current income is deleted.
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                   SP Deutsche International Equity Portfolio

   The following supplements the sections of the prospectus entitled 'Investment Objectives and Principal Strategies,' 'How The Portfolios Invest--Investment Objectives and Policies,' 'How The Fund Is Managed--Investment Sub-Advisers,' and 'How The Fund Is Managed--Portfolio Managers:'

   Effective September 30, 2002, Deutsche Asset Management Investment Services Limited (DeAMIS) is the sub-adviser to the Portfolio. DeAMIS is a wholly owned subsidiary of Deutsche Bank AG. As of June 30, 2002 DeAMIS' total assets under management were $5.667 billion. DeAMIS' address is One Appold Street, London EC2A 2UU.

   The following portfolio managers are responsible for the day-to-day management of the Portfolio's investments:

   Alexander Tedder, Managing Director of DeAMIS and Co-Manager of the Portfolio

   - Head of EAFE Equity Portfolio Selection Team

   - Joined DeAMIS in 1994 as a portfolio manager

   - Was a European analyst (1990-1994) and representative (1992-1994) for Schroeders

   - 12 years of investment experience

   - Fluent in German, French, Italian and Spanish

   - Masters in Economics and Business Administration from Freiburg University

   Clare Brody, Director of DeAMIS and Co-Manager of the Portfolio

   - Joined DeAMIS in 1993

   - 10 years of investment industry experience

   - Chartered Financial Analyst

   - B.S., Cornell University

   Stuart Kirk, Vice President of DeAMIS and Co-Manager of the Portfolio

   - Joined Deutsche Bank AG, Paris Branch in 1995

   - Seven years of investment industry experience

   - Asia-Pacific analyst

   - M.A. from Cambridge University

PSFSUP3

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   Marc Slendebroek,Vice President of DeAMIS and Co-Manager of the Portfolio

   - Portfolio manager for EAFE Equities: London

   - Joined Deutsche Asset Management Americas, Inc. (formerly, Zurich Scudder Investments, Inc.) in 1994 after five years of experience as equity analyst at Kleinwort Benson Securities and at Enskilda Securities

   - Fluent in English, Dutch, German, Swedish and Norwegian

   - M.A. from University of Leiden, Netherlands

   Joseph DeSantis, Managing Director of DeAMIS and Co-Manager of the Portfolio

   - Oversees all equity portfolio managers based in the Americas region

   - Joined Deutsche Asset Management, Inc. (formerly, Zurich Scudder Investments, Inc.) in 2000

   - Chief Investment Officer at Chase Trust Bank in Tokyo, Japan, a division of Chase Global Asset Management and Mutual Funds (1996-2000)

   - Head of International Equities at Chase in New York (1992-1996)

   - Positions as a portfolio manager at Chase and as the founder and later Investment Strategist at Strategic Research International, Inc.

   - B.A. from the University of Cincinnati

   The following supplements the section of the Statement of Additional Information entitled 'Investment Management And Distribution
Arrangements--Investment Management Arrangements:'

   Deutsche Asset Management Investment Services Limited (DeAMIS) is the subadviser to the SP Deutsche International Equity Portfolio. All references to Deutsche Asset Management, Inc. and/or DAMI with respect to the SP Deutsche International Equity Portfolio are hereby deleted and replaced accordingly.